ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Useful lives applied in depreciation	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Amounts recognized in accumulated other comprehensive income
As at December 31, 2011 and 2010, the Company's accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(19,462)	(20,964)
Losses associated with pensions, net of tax recoveries of $0.4 million (2010: $nil)	(15,486)	(12,347)
Accumulated other comprehensive loss	(34,948)	(33,311)
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2011	2010
Net actuarial loss	15,876	12,347